Quarterly Report
March 31, 2019
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.0%
Asset-Backed & Securitized – 1.7%
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.807% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)		$725,000	$716,526
Loomis, Sayles & Co., CLO, “A2”, FLR, 4.187% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)		854,664	848,077
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.261% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)		901,666	887,080
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.987% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)		764,124	753,068
TICP CLO Ltd., FLR, 3.601% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)		1,283,440	1,273,056
			$4,477,807
Conglomerates – 0.0%
United Technologies Corp., 3.95%, 8/16/2025		$82,000	$85,164
International Market Sovereign – 52.9%
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	2,199,000	$1,689,130
Commonwealth of Australia, 2.75%, 6/21/2035		1,333,000	1,037,155
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025		6,693,202	5,547,717
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030		420,490	367,883
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035		1,336,080	1,165,959
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		1,549,180	1,231,863
Federal Republic of Germany, Inflation Linked Bond, 0.5%, 4/15/2030	EUR	259,012	347,112
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2046		197,803	284,877
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	5,232,894	5,164,719
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031		921,054	1,010,226
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		2,652,754	2,855,251
Government of Canada, Inflation Linked Bond, 2%, 12/01/2041		974,206	965,385
Government of France, Inflation Linked Bond, 3.4%, 7/25/2029	EUR	327,859	533,861
Government of France, Inflation Linked Bond, 3.15%, 7/25/2032		188,883	325,849
Government of France, Inflation Linked Bond, 0.1%, 7/25/2036 (z)		403,388	495,082
Government of France, Inflation Linked Bond, 1.8%, 7/25/2040		211,369	351,056
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	819,444,600	7,680,583
Government of New Zealand, Inflation Linked Bond, 2%, 9/20/2025	NZD	1,243,610	913,975
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030		5,252,310	4,376,609
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035		1,688,480	1,386,700
Kingdom of Denmark, Inflation Linked Bond, 0.1%, 11/15/2023	DKK	6,386,100	1,033,076
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/2024	EUR	4,697,152	6,086,670
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027		4,751,928	5,773,535
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030		4,090,440	5,110,894
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (z)		1,862,783	2,206,197
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028	SEK	8,335,860	1,374,049
Republic of Italy, Inflation Linked Bond, 2.6%, 9/15/2023	EUR	3,184,005	3,885,314
Republic of Italy, Inflation Linked Bond, 1.3%, 5/15/2028		1,182,674	1,293,275
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032		1,331,473	1,381,520
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		784,454	941,119
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		1,225,400	1,449,065
Republic of Portugal, 4.125%, 4/14/2027		3,000,000	4,193,856
Republic of Portugal, 3.875%, 2/15/2030		2,000,000	2,812,834
United Kingdom Treasury, 4.75%, 12/07/2030	GBP	2,521,000	4,592,085
United Kingdom Treasury, 4.25%, 3/07/2036		2,591,000	4,814,231
United Kingdom Treasury, 3.25%, 1/22/2044		250,000	437,564
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034		3,369,484	6,578,711
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		1,719,732	3,855,467
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		993,510	2,218,157
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		2,016,732	4,374,708
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		1,585,068	3,631,729
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		1,710,212	3,625,199
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,350,282	2,951,758
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		1,761,195	4,520,457
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		1,521,094	3,886,983

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052	GBP	1,338,711	$3,355,893
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		1,382,602	4,635,290
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2056		213,678	562,725
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		1,083,841	2,905,319
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,276,821	3,942,467
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		695,456	2,154,219
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,201,362	3,925,834
			$142,241,192
Restaurants – 0.3%
Starbucks Corp., 3.8%, 8/15/2025		$658,000	$678,128
U.S. Treasury Inflation Protected Securities – 41.1%
U.S. Treasury Bonds, 0.375%, 7/15/2023		$1,707,878	$1,711,959
U.S. Treasury Bonds, 0.625%, 1/15/2024		3,486,617	3,519,615
U.S. Treasury Bonds, 0.25%, 1/15/2025		5,246,698	5,189,647
U.S. Treasury Bonds, 2.375%, 1/15/2025		3,569,444	3,962,622
U.S. Treasury Bonds, 0.625%, 1/15/2026		2,012,746	2,035,245
U.S. Treasury Bonds, 2%, 1/15/2026		2,953,661	3,257,779
U.S. Treasury Bonds, 0.375%, 1/15/2027		5,735,333	5,682,979
U.S. Treasury Bonds, 2.375%, 1/15/2027		3,966,684	4,534,476
U.S. Treasury Bonds, 1.75%, 1/15/2028		3,421,901	3,777,838
U.S. Treasury Bonds, 3.625%, 4/15/2028		3,372,459	4,279,649
U.S. Treasury Bonds, 2.5%, 1/15/2029		2,398,710	2,841,850
U.S. Treasury Bonds, 3.875%, 4/15/2029		3,895,271	5,144,183
U.S. Treasury Bonds, 3.375%, 4/15/2032		344,598	464,076
U.S. Treasury Bonds, 2.125%, 2/15/2040		3,507,715	4,373,401
U.S. Treasury Bonds, 2.125%, 2/15/2041		1,778,153	2,228,946
U.S. Treasury Bonds, 0.75%, 2/15/2042		6,513,324	6,337,180
U.S. Treasury Bonds, 0.625%, 2/15/2043		2,939,592	2,763,178
U.S. Treasury Bonds, 1.375%, 2/15/2044		4,251,037	4,694,302
U.S. Treasury Bonds, 0.75%, 2/15/2045		2,923,496	2,807,684
U.S. Treasury Bonds, 1%, 2/15/2046		1,941,921	1,977,907
U.S. Treasury Bonds, 0.875%, 2/15/2047		1,653,802	1,635,300
U.S. Treasury Notes, 0.125%, 4/15/2021		2,029,558	2,013,376
U.S. Treasury Notes, 0.625%, 7/15/2021		2,672,526	2,696,149
U.S. Treasury Notes, 0.125%, 1/15/2022		5,055,698	5,015,074
U.S. Treasury Notes, 0.125%, 7/15/2022		2,045,770	2,034,778
U.S. Treasury Notes, 0.125%, 1/15/2023		4,921,427	4,865,135
U.S. Treasury Notes, 0.125%, 7/15/2024		4,055,866	4,004,541
U.S. Treasury Notes, 0.375%, 7/15/2025		3,702,268	3,698,910
U.S. Treasury Notes, 0.125%, 7/15/2026		3,967,316	3,880,024
U.S. Treasury Notes, 0.375%, 7/15/2027		3,087,000	3,063,338
U.S. Treasury Notes, 0.5%, 1/15/2028		6,163,578	6,147,411
			$110,638,552
Total Bonds			$258,120,843
Investment Companies (h) – 3.8%
Money Market Funds – 3.8%
MFS Institutional Money Market Portfolio, 2.48% (v)		10,136,939	$10,136,939

Other Assets, Less Liabilities – 0.2%			597,978
Net Assets – 100.0%			$268,855,760
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,136,939 and $258,120,843, respectively.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,477,807, representing 1.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Government of France, Inflation Linked Bond, 0.1%, 7/25/2036	6/25/18	$513,379	$495,082
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033	3/07/19	2,193,892	2,206,197
Total Restricted Securities			$2,701,279
% of Net assets			1.0%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 3/31/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	2,236,992	USD	1,669,000	JPMorgan Chase Bank N.A.	4/12/2019	$5,438
GBP	2,420,593	USD	3,117,228	Citibank N.A.	4/12/2019	37,084
GBP	341,078	USD	437,024	Deutsche Bank AG	4/12/2019	7,440
GBP	7,554,917	USD	9,689,332	JPMorgan Chase Bank N.A.	4/12/2019	155,595
MXN	133,881	USD	6,866	JPMorgan Chase Bank N.A.	4/12/2019	20
NZD	1,985,000	USD	1,349,276	Deutsche Bank AG	4/12/2019	2,777
NZD	1,965,000	USD	1,338,014	State Street Bank Corp.	4/05/2019	235
USD	1,318,983	AUD	1,842,000	Citibank N.A.	4/12/2019	10,794
USD	3,033,843	AUD	4,243,435	Deutsche Bank AG	4/12/2019	20,154
USD	2,652,625	AUD	3,727,909	JPMorgan Chase Bank N.A.	4/12/2019	5,063
USD	9,049,076	CAD	12,026,712	Citibank N.A.	4/12/2019	46,817
USD	2,682,520	CAD	3,515,741	JPMorgan Chase Bank N.A.	4/12/2019	50,911
USD	921,065	CAD	1,228,210	NatWest Markets PLC	4/12/2019	1,723
USD	368,255	DKK	2,386,894	NatWest Markets PLC	4/12/2019	9,289
USD	54,216	DKK	350,000	State Street Bank Corp.	4/12/2019	1,579
USD	543,253	EUR	482,000	BNP Paribas S.A.	4/12/2019	2,110
USD	2,231,697	EUR	1,983,010	Brown Brothers Harriman	4/12/2019	5,364
USD	573,726	EUR	500,000	Citibank N.A.	4/12/2019	12,374
USD	1,435,532	EUR	1,250,000	Deutsche Bank AG	4/12/2019	32,152

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	1,617,230	EUR	1,407,318	Goldman Sachs International	4/12/2019	$37,229
USD	470,371	EUR	414,000	HSBC Bank	4/12/2019	5,572
USD	407,437	EUR	350,000	Morgan Stanley Capital Services, Inc.	4/12/2019	14,490
USD	809,872	EUR	706,412	State Street Bank Corp.	4/12/2019	16,780
USD	2,629,417	EUR	2,334,000	UBS AG	4/12/2019	9,025
USD	1,993,874	GBP	1,527,000	Citibank N.A.	4/12/2019	4,017
USD	871,361	GBP	658,000	State Street Bank Corp.	4/12/2019	13,911
USD	2,871,431	JPY	310,001,000	Goldman Sachs International	4/12/2019	72,034
USD	74,379	JPY	8,000,000	State Street Bank Corp.	4/12/2019	2,137
USD	100,060	NOK	850,000	Goldman Sachs International	4/12/2019	1,469
USD	1,039,164	NZD	1,503,268	State Street Bank Corp.	4/12/2019	15,235
USD	1,329,750	SEK	11,970,000	BNP Paribas S.A.	4/12/2019	41,323
USD	118,162	SEK	1,061,000	Citibank N.A.	4/12/2019	3,958
USD	1,316,891	SEK	12,021,000	Goldman Sachs International	4/12/2019	22,974
						$667,073
Liability Derivatives
CAD	5,020,733	USD	3,806,885	Citibank N.A.	4/12/2019	$(48,756)
CAD	1,725,000	USD	1,303,907	Goldman Sachs International	4/12/2019	(12,707)
EUR	2,243,276	USD	2,554,744	Citibank N.A.	4/12/2019	(36,209)
EUR	4,687,931	USD	5,357,828	Deutsche Bank AG	4/12/2019	(94,669)
EUR	5,016,639	USD	5,650,271	Merrill Lynch International	4/12/2019	(18,069)
EUR	6,044,745	USD	6,896,070	State Street Bank Corp.	4/12/2019	(109,609)
GBP	650,000	USD	856,588	Brown Brothers Harriman	4/12/2019	(9,563)
GBP	1,736,021	USD	2,295,804	Citibank N.A.	4/12/2019	(33,569)
GBP	1,231,246	USD	1,624,332	State Street Bank Corp.	4/12/2019	(19,877)
JPY	144,346,000	USD	1,333,099	Brown Brothers Harriman	4/12/2019	(29,614)
JPY	457,432,014	USD	4,236,168	JPMorgan Chase Bank N.A.	4/12/2019	(105,428)
NOK	34,714,000	USD	4,082,801	JPMorgan Chase Bank N.A.	4/12/2019	(56,330)
NZD	3,782,000	USD	2,601,731	Goldman Sachs International	4/12/2019	(25,678)
SEK	48,474,000	USD	5,224,872	Citibank N.A.	4/12/2019	(7,224)
SEK	9,070,693	USD	1,025,493	JPMorgan Chase Bank N.A.	4/12/2019	(49,141)
USD	1,301,402	AUD	1,852,000	Citibank N.A.	4/12/2019	(13,889)
USD	1,768,478	AUD	2,515,870	Deutsche Bank AG	4/12/2019	(18,293)
USD	1,794,175	AUD	2,532,130	JPMorgan Chase Bank N.A.	4/12/2019	(4,144)
USD	1,497,197	CAD	2,008,982	Goldman Sachs International	4/12/2019	(6,570)
USD	1,304,345	CAD	1,752,000	NatWest Markets PLC	4/12/2019	(7,066)
USD	1,307,231	EUR	1,166,000	UBS AG	4/12/2019	(1,842)
USD	2,660,456	GBP	2,058,199	Citibank N.A.	4/12/2019	(21,614)
USD	2,634,112	NZD	3,903,000	Citibank N.A.	4/12/2019	(24,358)
USD	1,761,918	NZD	2,602,553	Goldman Sachs International	4/12/2019	(10,772)
USD	1,337,149	NZD	1,965,000	Morgan Stanley Capital Services, Inc.	4/05/2019	(1,100)
USD	5,212,931	NZD	7,663,129	State Street Bank Corp.	4/12/2019	(6,695)
						$(772,786)
At March 31, 2019, the fund had cash collateral with an aggregate value of $50,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	110,638,552	$—	$110,638,552
Non-U.S. Sovereign Debt	—	142,241,192	—	142,241,192
U.S. Corporate Bonds	—	763,292	—	763,292
Asset-Backed Securities (including CDOs)	—	4,477,807	—	4,477,807
Mutual Funds	10,136,939	—	—	10,136,939
Total	$10,136,939	$258,120,843	$—	$268,257,782
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$667,073	$—	$667,073
Forward Foreign Currency Exchange Contracts - Liabilities	—	(772,786)	—	(772,786)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	950,130	33,036,216	(23,849,407)	10,136,939
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(888)	$707	$—	$38,559	$10,136,939

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2019, are as follows:
United States	46.9%
United Kingdom	24.9%
Spain	7.2%
Australia	4.1%
Canada	3.8%
Italy	3.3%
Japan	2.9%
Portugal	2.7%
New Zealand	2.5%
Other Countries	1.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.